Financial Instruments and Risk Management (Schedule of Available-for-sale Securities Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 27.7	$ 26.5
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	0.5	0.5
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	0	0
Fair Value	28.2	27.0
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27.7	26.5
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	0.4	0.3
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	0	0
Fair Value	28.1	26.8
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0	0
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	0.1	0.2
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	0	0
Fair Value	$ 0.1	$ 0.2